Annual Total Returns - FidelityEquityGrowthK6Fund-PRO - FidelityEquityGrowthK6Fund-PRO - Fidelity Equity Growth K6 Fund - Fidelity Equity Growth K6 Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Aug. 24, 2023
Annual Return 2024	30.58%